Supplementary Financial Information (Schedule of Other (Income) and Deductions - Net) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Professional fees	$ 2	$ 1	$ 4	$ 6	$ 8	$ 7	$ 9
Recoverable pension and OPEB - non-service costs	4	4	13	27	32	56	54
Non-recoverable pension and OPEB		(1)		(2)	(3)	2	3
Gain on disposal of assets	(1)	(1)	(1)	(1)	(9)	(12)	(1)
AFUDC – equity income	(14)	(12)	(41)	(35)	(50)	(36)	(27)
Interest and investment (income) loss – net	(5)	(5)	(21)	(9)	(13)	2	(8)
Other	(1)	2	1	4	4	1	1
Total other (income) and deductions - net	$ (15)	$ (12)	$ (45)	$ (10)	$ (31)	$ 20	$ 31